Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment Information
Total revenues	¥ 1,257,874	$ 182,375	¥ 1,692,463	¥ 1,294,988
Total depreciation expenses of property and equipment	47,086	6,827	30,081	14,087
Total amortization expense of Intangible assets	25,438		14,995	4,829
Information services and others
Segment Information
Total revenues	888,475	128,817	1,304,455	962,089
Reservation services
Segment Information
Total revenues	128,668	18,655	276,052	332,899
Sales of equipment and maintenance services
Segment Information
Total revenues	240,731	$ 34,903	111,956
Operating Segments
Segment Information
Total revenues	1,259,509		1,692,463	1,294,988
Total depreciation expenses of property and equipment	5,531		3,109	1,996
Total amortization expense of Intangible assets	22,316		13,554	4,723
Operating Segments | So Young
Segment Information
Total revenues	1,017,170		1,580,507	1,294,988
Total depreciation expenses of property and equipment	3,676		2,559	1,996
Total amortization expense of Intangible assets	9,649		7,907	¥ 4,723
Operating Segments | Wuhan Miracle
Segment Information
Total revenues	242,339		111,956
Total depreciation expenses of property and equipment	1,855		550
Total amortization expense of Intangible assets	¥ 12,667		¥ 5,647